RELATED PARTY TRANSACTIONS (Details)		1 Months Ended					5 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2015 USD ($)	Nov. 30, 2015 USD ($)	Feb. 28, 2015	Jan. 31, 2015 USD ($)	Nov. 30, 2014	Feb. 28, 2002	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 NOK	Apr. 30, 2011 USD ($)	Apr. 13, 2011 USD ($)	Sep. 30, 2008 USD ($)
Related Party Transaction [Line Items]
Revenue from related parties									$ 41,555,000	$ 0	$ 0
Management and administrative services agreement fee percentage									5.00%
Required notice for termination of management service agreement									120 days
Percentage of units outstanding held by the public								69.00%	69.00%	59.00%
Dividends paid to non-controlling interests									$ (11,400,000)	$ (13,740,000)	(10,604,000)
Indemnification under the Omnibus Agreement									0	0	3,300,000
Omnibus Agreement deductible								$ 500,000	500,000
Omnibus Agreement aggregate cap								5,000,000	$ 5,000,000
High-Yield Bonds
Related Party Transaction [Line Items]
Margin on LIBOR									5.20%
Golar LNG Partners Credit Facility [Member]
Related Party Transaction [Line Items]
Margin on LIBOR					1.34%
Maximum borrowing capacity																$ 285,000,000
Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity								20,000,000	$ 20,000,000					$ 20,000,000	$ 20,000,000
Golar Eskimo
Related Party Transaction [Line Items]
Revenue of acquiree							$ 22,000,000	22,000,000
Net income of acquiree								$ 18,600,000
Loan from Golar	$ 220,000,000
Faraway Maritime Shipping Company
Related Party Transaction [Line Items]
Percentage of ownership									60.00%
Percentage of units outstanding held by the public								40.00%	40.00%
Golar | Golar Grand
Related Party Transaction [Line Items]
Time charter revenue, reduced hire rate			75.00%
Loans Payable | Golar | Golar Eskimo
Related Party Transaction [Line Items]
Loan from Golar				$ 220,000,000
Incentive fee, percentage of loan amount (up to)				1.00%
Loans Payable | London Interbank Offered Rate (LIBOR) | Golar | Golar Eskimo
Related Party Transaction [Line Items]
Margin on LIBOR				2.84%
Norway, Krone | High-Yield Bonds
Related Party Transaction [Line Items]
Face amount of debt instrument | NOK													NOK 1,300,000,000
United States of America, Dollars | High-Yield Bonds
Related Party Transaction [Line Items]
Face amount of debt instrument												$ 227,000,000
Charter-hire Revenues, Golar Eskimo | Golar Eskimo
Related Party Transaction [Line Items]
Related party transaction fees								$ 12,900,000
Golar LNG Limited
Related Party Transaction [Line Items]
Quarterly distributions									$ 52,100,000	61,300,000	$ 63,700,000
Notification period for indemnification									5 years
Golar LNG Limited | NR Satu Related Claim
Related Party Transaction [Line Items]
Loss contingency recoverable from related party										$ 500,000
Golar LNG Limited | Line of Credit | Golar LNG Partners Credit Facility [Member]
Related Party Transaction [Line Items]
Amount borrowed by Golar		$ 50,000,000
Repayment period following draw down		28 days
Golar LNG Limited | Employee Stock Option
Related Party Transaction [Line Items]
Share options granted to directors and officers | shares									120,000
Exercise price as of grant date | $ / shares									$ 56.70
Contractual term						5 years
Vesting period						5 years
Golar LNG Limited | London Interbank Offered Rate (LIBOR) | Line of Credit | Golar LNG Partners Credit Facility [Member]
Related Party Transaction [Line Items]
Interest rate, margin on LIBOR		5.00%
Golar LNG Limited | Charter-hire Revenues Golar Grand
Related Party Transaction [Line Items]
Revenue from related parties									$ 28,700,000
Director | Helm Advisor Fees [Member]
Related Party Transaction [Line Items]
Related party transaction fees									$ 2,300,000
Variable Interest Entity, Primary Beneficiary | CMBL Lessor Agreement
Related Party Transaction [Line Items]
Maximum Liability Settlement Period									5 days
Golar Wilhelmsen Management AS [Member]
Related Party Transaction [Line Items]
Required notice for termination of management service agreement									30 days